ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2018	2019
	RMB	RMB	US$
Payables for the purchase of property and equipment	119,995	125,126	17,973
Payroll and welfare payables	82,251	189,658	27,243
Payables for delivery costs	58,414	79,417	11,408
Payables for advertising expenditures	23,830	123,047	17,675
Payables for office supplies and utilities	40,876	140,752	20,218
Accrued liabilities for free coupons	28,696	41,089	5,902
Cash received in relation to fabricated transactions	—	2,264,107	325,219
Others	16,955	230,653	33,132
	371,017	3,193,849	458,770